Equity (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Equity Abstract
Dividends and interest on capital	$ 14,754	$ 43,187
Share repurchase program (1)	735
Total capital remuneration reserve	$ 15,489	$ 43,187